 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending January 31, 2004, :
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
1/7/04	Shares of beneficial interest	1,600	8.84	9.78	Merrill Lynch

Total Shares Repurchased: 1,600

Remarks? (none)

Stephanie DeSisto, Assistant Treasurer
MFS Investment Management